Inventory	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Inventory
NOTE 4. INVENTORY
The Company’s inventory includes the following at June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020

	(dollars in thousands)
Raw material
Cannabis plants	$17,577	$10,661
Harvested cannabis and packaging	17,093	11,233

Total raw material	34,670	21,894
Work in process	56,822	54,780
Finished goods-unmedicated	4,039	3,908
Finished goods-medicated	17,097	17,730

Total inventories	$112,628	$98,312

4.	INVENTORIES
Inventories are comprised of the following items at December 31:

	2020	2019

	(dollars in thousands)
Raw Material
Cannabis plants	10,661	$10,835
Harvested Cannabis and Packaging	11,233	8,132

Total Raw Material	21,894	18,967
Work in Process	54,781	34,212
Finished Goods-Unmedicated	3,908	5,263
Finished Goods-Medicated	17,730	7,538

Total Inventories	98,312	$65,981